Equity share capital and share premium (Details) € / shares in Units, $ in Millions						12 Months Ended
	Feb. 21, 2023	Oct. 25, 2022	Sep. 29, 2022	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Aug. 04, 2021 € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($)
Issued capital and share premium
Total shares | shares						597,000,000	603,000,000	597,000,000	603,000,000
Share issuance | shares							603,000,000
Total shares capital / premium						$ 455	$ 286	€ 427,000,000	€ 253,000,000		$ 48		$ 12
Par value | € / shares								€ 0.01	€ 0.01	€ 0.01		€ 0.01
Returning value to shareholders						$ 35
Maximum
Issued capital and share premium
Number of shares authorised | shares						100,000,000,000		100,000,000,000
Preferred shares
Issued capital and share premium
Preferred shares issued | shares				56,306,306	56,306,306
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%
Par value | € / shares					€ 4.44
Proceeds from share issuance				$ 260	€ 250,000,000
Transaction costs				$ 3
Ordinary shares
Issued capital and share premium
Cancellation of ordinary shares | shares						(6,000,000)
Authorized share capital | €								€ 1,000,000,000
Shares repurchased | shares						5,768,638	0
Returning value to shareholders						$ 35
Share capital
Issued capital and share premium
Total shares capital / premium						267	$ 7
Share issuance							7
Share capital | Preferred shares
Issued capital and share premium
Share issuance						260
Share premium
Issued capital and share premium
Total shares capital / premium						5,989	5,992
Share issuance							$ 5,992
Share premium | Preferred shares
Issued capital and share premium
Transaction costs						$ 3